Accounts receivable, net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 3,825,932	¥ 27,502,332	¥ 14,431,613
Less: allowance for doubtful accounts	(560,760)	(4,030,967)	(4,588,786)
Accounts receivable, net	$ 3,265,172	¥ 23,471,365	¥ 9,842,827